Contingent liabilities and financial commitments - General Litigation Overview - Schedule of Categories of Tobacco Related Actions Pending Against Group Companies (Details) - Case	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Medical reimbursement cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	2	2
Change in Number Increase/(decrease)
Class actions
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	19	19
Change in Number Increase/(decrease)
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	197	202
Change in Number Increase/(decrease)	(5)
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	91	305
Change in Number Increase/(decrease)	(214)
Broin II Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	69	1,171
Change in Number Increase/(decrease)	(1,102)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	29	35
Change in Number Increase/(decrease)	(6)
State Settlement Agreements – Enforcement and Validity
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	5	4
Change in Number Increase/(decrease)	1
Medical reimbursement cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	18	18
Change in Number Increase/(decrease)
Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	12	12
Change in Number Increase/(decrease)
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	50	54
Change in Number Increase/(decrease)	(4)